Schedule of operating costs (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total operating costs		$ 3,536	$ 3,451	$ 7,318	$ 8,601
Personnel [member]
IfrsStatementLineItems [Line Items]
Total operating costs		2,111	1,856	4,372	4,106
Purchased services and materials [member]
IfrsStatementLineItems [Line Items]
Total operating costs	[1]	1,089	1,244	2,345	3,811
Travel [member]
IfrsStatementLineItems [Line Items]
Total operating costs		124	180	179	319
Facilities and other expenses [member]
IfrsStatementLineItems [Line Items]
Total operating costs		$ 212	$ 171	$ 422	$ 365

[1]	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.